Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables
Schedule of trade receivables

The balances of trade receivables are presented, as follows:

	December 31, 2021	December 31, 2020
Trade receivables - Brazil market	100,581	32,275
Trade receivables - Other markets	240,997	164,673
(-) Expected credit losses	(1,059)	(692)
Trade receivables, net	340,519	196,256

Schedule of trade receivables by maturity date

The balances of trade receivables by maturity date are as follows:

	December 31, 2021	December 31, 2020
Not due	319,450	167,939
Overdue:
from 1 to 60 days (1)	20,020	28,012
61 to 360 days	1,564	939
Over 360 days	544	58
Total	341,578	196,948

Schedule of movement of impairment loss on trade receivables

The movement of impairment loss on trade receivables is as follows:

Balance as of January 1, 2019	(352)
Provision	(430)
Reversal	378
Partial investment spin-off	160
Exchange variation	(2)

Balance as of December 31, 2019	(246)
Provision	(1,751)
Reversal	1,337
Exchange variation	(32)

Balance as of December 31, 2020	(692)
Provision	(3,106)
Reversal	2,826
Exchange variation	(87)

Balance as of December 31, 2021	(1,059)